Restatement (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Restatement [Abstract]
Schedule of restated consolidated financial statements [Table Text Block]
	As previously	Adjustments	As Restated
	reported

Consolidated Statements of Financial Position

Convertible loan - derivative component	$9,418,331	$6,319,247	$15,737,578
Accumulated other comprehensive income	-	9,957,582	9,957,582
Deficit	(130,627,718)	(16,276,829)	(146,904,547)

Consolidated Statements of income and Comprehensive income

Other Items
Change in fair value of derivative liability	$(857,702)	$(6,319,247)	$(7,176,949)
Revaluation of digital currencies	$24,725,838	$(9,957,582)	$14,768,256
Gain on sale of digital currencies	$7,998,493	$(2,118,613)	$5,879,880

Net income for the year	$42,539,684	$(18,395,442)	$24,144,242

Other comprehensive income
Revaluation gain on digital currencies	$-	$9,957,582	$9,957,582

Net income and comprehensive income for the year	$42,902,802	$(8,437,860)	$34,464,942

Basic income per share	$0.60	$(0.25)	$0.35
Diluted income per share	$0.60	$(0.27)	$0.33

Consolidated Statements of Changes in Equity

Net income for the year	$42,539,684	$(18,395,442)	$24,144,242

Revaluation of digital currencies	$-	$12,076,195	$12,076,195

Total equity	$134,473,013	$(6,319,247)	$128,153,766

Consolidated Statements of Cashflows

Operating activities
Net income for the year	$42,539,684	$(18,395,442)	$24,144,242
Change in fair value of derivative liability	$857,702	$6,319,247	$7,176,949
Digital currencies	$(52,483,621)	$12,076,195	$(40,407,426)

Cash providing by operating activities	$22,949,449	$743,559	$23,693,008